Critical accounting estimates and judgments (Details) - adidas	Aug. 01, 2015 item
Information about adidas agreement
Maximum possible percentage of reduction in guarantee per year	30.00%
Number of consecutive seasons of non-participation in Champions League that would impact guarantee payable by adidas	2